Trade Payables - Summary of Trade Payables (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Amount secured by judicial deposit	R$ 294,976	R$ 294,976
Guaranteed value through surety	859,627	750,335
Market value of gas	R$ 1,154,603	R$ 1,045,311